Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
16.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

(i)	Put option

The Put Option the Group offered to QUALCOMM as set out in Note 14 was recorded as a liability at fair value. The Group measured the fair value for the Put Option with the assistance of an independent valuation firm.

The Put Option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(ii)	Contingent consideration receivable

The contingent consideration receivable as set out in Note 3 is considered as Level 3 asset because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing this asset.

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

The Group had no asset classified financial instruments measured at fair value as of December 31, 2011 and 2012.

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2011	$89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	—
Change in fair value of the contingent consideration receivable	—

Balance at December 31, 2012	$—

Liabilities:
Balance at January 1, 2011	$1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a nonrecurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions as set out in Note 3.

The Group re-measured certain intangible assets at their fair value on a nonrecurring basis as results of the impairment loss of $3,833 recognized during 2012 as set out in Note 9. The fair value was determined using the income approach applying a DCF model that applied significant unobservable inputs classified as Level 3 inputs.